INCOME TAX AND MINIMUM PRESUMED INCOME TAX - Schedule of Principal statutory taxes rates and current tax (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
INCOME TAX AND MINIMUM PRESUMED INCOME TAX
Current tax expense	$ 325,149			$ (2,149,343)		$ 6,256,100		$ 369,867
Deferred tax	2,492,102			(4,836,941)		4,672,417		1,490,780
Total income tax (expense) credit	$ 2,817,251			$ (6,986,284)		$ 10,928,517		$ 1,860,647
Applicable tax rate	35.00%	25.00%	30.00%	30.00%	30.00%	35.00%	35.00%	35.00%
Argentina
INCOME TAX AND MINIMUM PRESUMED INCOME TAX
Applicable tax rate	35.00%			30.00%				35.00%
CAYMAN ISLANDS
INCOME TAX AND MINIMUM PRESUMED INCOME TAX
Applicable tax rate				0.00%
United States of America
INCOME TAX AND MINIMUM PRESUMED INCOME TAX
Applicable tax rate				21.00%
Maximum | Argentina
INCOME TAX AND MINIMUM PRESUMED INCOME TAX
Applicable tax rate						35.00%
Minimum | Argentina
INCOME TAX AND MINIMUM PRESUMED INCOME TAX
Applicable tax rate						30.00%